Financial risk management (Tables)	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Disclosure of treasury credit risk
As at 31 March 2019, the following limits were in place for investments held with banks and financial institutions:

	Maximum limit £m	Long-term limit £m
Triple ‘A’ G7 sovereign entities (AAA)	1,853	927
Triple ‘A’ vehicles (AAA)	500	—
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)	1,011	506
Double ‘A+’ G7 sovereign entities (AA+)	1,685	843
Double ‘A’ range institutions (AA)	674 to 843	337 to 421
Single ‘A’ range institutions (A)	236 to 337	118 to 169

Disclosure of offsetting of financial assets and financial liabilities

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2019	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	1,052	—	1,052	(299)	(551)	202
Commodity contract derivatives	101	—	101	29	—	130
	1,153	—	1,153	(270)	(551)	332
Liabilities
Financing derivatives	(1,084)	—	(1,084)	299	615	(170)
Commodity contract derivatives	(99)	—	(99)	(29)	—	(128)
	(1,183)	—	(1,183)	270	615	(298)

	(30)	—	(30)	—	64	34

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2018	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	1,545	—	1,545	(523)	(772)	250
Commodity contract derivatives	69	—	69	(16)	—	53
Further acquisition agreement derivative¹	110	—	110	—	—	110
	1,724	—	1,724	(539)	(772)	413
Liabilities
Financing derivatives	(945)	—	(945)	523	326	(96)
Commodity contract derivatives	(116)	—	(116)	16	7	(93)
	(1,061)	—	(1,061)	539	333	(189)

	663	—	663	—	(439)	224

1.
The Group is party to the Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) which contain put and call options over 14% and 25% respectively, of the equity and loan balances it holds in Cadent (through its investment in Quadgas). These are classified within the disposal group as at 31 March 2019 (see note 10).

Disclosure of maturity analysis for financial liabilities
The following is a maturity profile of our financial liabilities and derivatives as at the reporting date:

At 31 March 2019	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	(4,129)	(2,348)	(1,998)	(19,673)	(28,148)
Interest payments on borrowings[1]	(800)	(733)	(721)	(13,465)	(15,719)
Finance lease liabilities	(72)	(63)	(52)	(123)	(310)
Other non-interest-bearing liabilities	(3,306)	(340)	—	—	(3,646)
Derivative financial liabilities
Derivative contracts – receipts[2]	3,045	1,703	163	2,560	7,471
Derivative contracts – payments[2]	(3,421)	(2,029)	(223)	(3,276)	(8,949)
Commodity contract derivatives	(73)	(19)	(2)	(1)	(95)
Derivative financial assets
Derivative contracts – receipts[2]	1,928	561	863	1,112	4,464
Derivative contracts – payments[2]	(1,251)	(459)	(783)	(875)	(3,368)
	(8,079)	(3,727)	(2,753)	(33,741)	(48,300)

At 31 March 2018³	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	(4,099)	(1,642)	(2,325)	(18,023)	(26,089)
Interest payments on borrowings[1]	(730)	(692)	(629)	(12,897)	(14,948)
Finance lease liabilities	(60)	(60)	(45)	(148)	(313)
Other non-interest-bearing liabilities	(2,840)	(359)	—	—	(3,199)
Derivative financial liabilities
Derivative contracts – receipts[2]	1,111	424	441	268	2,244
Derivative contracts – payments[2]	(1,468)	(608)	(547)	(704)	(3,327)
Commodity contract derivatives	(80)	(33)	(26)	1	(138)
Derivative financial assets
Derivative contracts – receipts[2]	6,536	2,225	1,726	3,134	13,621
Derivative contracts – payments[2]	(6,000)	(1,703)	(1,678)	(2,977)	(12,358)
	(7,630)	(2,448)	(3,083)	(31,346)	(44,507)

1.
The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.

2.
The financial derivative payments and receipts include the gross undiscounted cash flows for interest rate and cross currency derivatives. The cash flows for these derivatives are presented as gross payments and receipts where the cash flows are not net settled either due to timing or currency.

3.	The comparatives have been refined to provide consistency with the current period.

Disclosure of nature and extent of risks arising from financial instruments
During 2019 and 2018, derivative financial instruments were used to manage foreign currency risk as follows:

	2019					2018
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	97	2	153	—	252	294	2	33	—	329
Financial investments	965	—	1,016	—	1,981	1,471	69	1,125	29	2,694
Borrowings	(10,591)	(4,787)	(12,126)	(1,226)	(28,730)	(10,912)	(3,794)	(11,068)	(851)	(26,625)
Pre-derivative position	(9,529)	(4,785)	(10,957)	(1,226)	(26,497)	(9,147)	(3,723)	(9,910)	(822)	(23,602)
Derivative effect	(1,055)	4,803	(5,245)	1,465	(32)	3,748	3,793	(7,992)	1,051	600
Net debt position	(10,584)	18	(16,202)	239	(26,529)	(5,399)	70	(17,902)	229	(23,002)
The currency exposure on other financial instruments is as follows:

	2019					2018
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	398	—	1,635	—	2,033	253	—	1,528	—	1,781
Trade and other payables	(1,221)	—	(2,085)	—	(3,306)	(1,124)	—	(1,793)	—	(2,917)
Other non-current liabilities	(93)	—	(247)	—	(340)	(144)	—	(254)	—	(398)

	2019		2018
	Income statement £m	Other equity reserves £m	Income statement £m	Other equity reserves £m
Financial risk (post-tax):
UK RPI change of 0.5%[1]	27	—	30	—
UK interest rates change of 0.5%	16	13	43	26
US interest rates change of 0.5%	11	44	39	17
US dollar exchange rate change of 10%[2]	53	246	48	479

1.	Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).

2.
The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,119 million (2018: £1,040 million) in the opposite direction if the dollar exchange rate changed by 10%.

Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2019		2018
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Commodity price risk (post-tax):
10% increase in commodity prices	26	26	23	23
10% decrease in commodity prices	(27)	(27)	(23)	(23)

Assets and liabilities carried at fair value (pre-tax):[1]
10% fair value change in derivative financial instruments[2]	(3)	(3)	60	60
10% fair value change in commodity contract derivative liabilities	—	—	(5)	(5)

1.	Excludes sensitivities to the Further Acquisition Agreement derivative. These were classified to held for sale as at 31 March 2019 (see note 10).

2.	The effect of a 10% change in fair value assumes no hedge accounting.
The table below sets out the sensitivity analysis for each of the areas of estimation uncertainty set out in note 1E. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year.

	2019		2018
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Pensions and other post-retirement benefits (pre-tax):[1]
UK discount rate change of 0.5%[2]	6	1,064	8	1,075
US discount rate change of 0.5%[2]	16	688	15	623
UK RPI rate change of 0.5%[3]	4	908	5	965
UK long-term rate of increase in salaries change of 0.5%[4]	1	56	—	61
US long-term rate of increase in salaries change of 0.5%[4]	2	46	3	44
UK change of one year to life expectancy at age 65	1	610	2	588
US change of one year to life expectancy at age 65	4	406	4	359
Assumed US healthcare cost trend rates change of 1%	32	503	31	448

Environmental provision:
10% change in estimated future cash flows	165	165	154	154

1.	The changes shown are a change in the annual pension or other post-retirement benefit service charge and change in the defined benefit obligations.

2.
A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans.

3.	The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions.

4.	This change has been applied to both the pre 1 April 2014 and post 1 April 2014 rate of increase in salary assumption.

Disclosure of financial instruments by type of interest rate
During 2019 and 2018, net debt was managed using derivative financial instruments to hedge interest rate risk as follows:

	2019					2018
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	59	104	—	89	252	—	302	—	27	329
Financial investments	6	1,944	—	31	1,981	31	2,625	—	38	2,694
Borrowings	(19,043)	(3,045)	(6,642)	—	(28,730)	(16,144)	(3,191)	(7,290)	—	(26,625)
Pre-derivative position	(18,978)	(997)	(6,642)	120	(26,497)	(16,113)	(264)	(7,290)	65	(23,602)
Derivative effect	1,740	(1,559)	(213)	—	(32)	1,735	(1,237)	102	—	600
Net debt position	(17,238)	(2,556)	(6,855)	120	(26,529)	(14,378)	(1,501)	(7,188)	65	(23,002)

1.	Represents financial instruments which are not directly affected by interest rate risk, such as investments in equity or other similar financial instruments.

Disclosure of detailed information about hedged items
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings as at 31 March 2019:

Hedge type		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(1,707)	11	(117)	11	(6)	5

1.	The carrying value of the hedged borrowings is £1,810 million, of which £202 million is current and £1,608 million is non-current.
(ii) Cash flow hedges of foreign currency and interest rate risk as at 31 March 2019:

Hedge type		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings	(3,804)	(17)	51	39	(39)	—
Foreign currency risk on forecasted cash flows	(697)	47	—	12	(12)	—
(iii) Net investment hedges of foreign currency risk as at 31 March 2019:

Hedge type		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,974)	(329)	(2,502)	550	(550)	—

Disclosure of detailed information about hedging instruments
In accordance with the requirements of IFRS 9, certain additional information about hedge accounting is disaggregated by risk type and hedge designation type in the tables below:

	Fair value hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency risk	Net investment hedges
	£m	£m	£m	£m
Consolidated statement of comprehensive income
Net losses in respect of:
Cash flow hedges	—	(40)	(12)	—
Cost of hedging	(6)	(12)	—	(90)

Transferred to profit or loss in respect of:
Cash flow hedges	—	(1)	—	—
Cost of hedging	3	—	—	39

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(4)	—	—	32

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments[1]
Assets – current	17	—	9	—
Assets – non-current	168	78	23	—
Liabilities – current	(9)	(28)	(3)	(43)
Liabilities – non-current	(25)	(134)	(4)	(249)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Nov 2019 – May 2038	Aug 2019 – Feb 2039	Apr 2019 – Dec 2023	Mar 2020 – Jun 2025
Spot foreign exchange range:
GBP:USD	1.64 – 1.65	1.52 – 1.66	1.29 – 1.41	1.49
GBP:EUR	1.19 – 1.24	1.14 – 1.24	1.07 – 1.32	1.15
EUR:USD	1.13 – 1.16	1.13 – 1.14	n/a	n/a
Interest rate range:
GBP	Libor +30bps/+561bps	1.795% – 5.850%	n/a	n/a
USD	Libor -44bps/+115bps	1.103% – 3.864%	n/a	n/a

1.
The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.

(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings as at 31 March 2019:

Hedge type		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(1,707)	11	(117)	11	(6)	5

1.	The carrying value of the hedged borrowings is £1,810 million, of which £202 million is current and £1,608 million is non-current.
(ii) Cash flow hedges of foreign currency and interest rate risk as at 31 March 2019:

Hedge type		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings	(3,804)	(17)	51	39	(39)	—
Foreign currency risk on forecasted cash flows	(697)	47	—	12	(12)	—
(iii) Net investment hedges of foreign currency risk as at 31 March 2019:

Hedge type		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,974)	(329)	(2,502)	550	(550)	—

Disclosure of fair value measurement of assets
The changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3,4]		Total
	2019	2018	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(219)	(465)	(1)	(16)	194	46	(26)	(435)
Net gains/(losses) for the year[1,2]	4	15	(16)	8	15	110	3	133
Purchases	—	—	44	27	57	41	101	68
Settlements	1	231	(26)	(20)	(4)	(3)	(29)	208
Reclassification to held for sale[3]	—	—	—	—	(110)	—	(110)	—
At 31 March	(214)	(219)	1	(1)	152	194	(61)	(26)

1.
Gain of £4 million (2018: £15 million gain) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the income statement.

2.	Loss of £21 million (2018: £35 million gain) is attributable to commodity contract derivative financial instruments held at the end of the reporting period.

3.
The Group is party to the Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) which contain put and call options over 14% and 25% respectively, of the equity and loan balances it holds in Cadent (through its investment in Quadgas). These were classified to held for sale as at 31 March 2019 (see note 10). The fair value was £110 million as at 31 March 2018.

4.	Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by the National Grid Partners accounted for at fair value through profit and loss.

	2019				2018
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Available-for-sale investments[1]	—	—	—	—	2,406	310	5	2,721
Investments held at FVTPL[1]	1,311	—	62	1,373	—	—	—	—
Investments held at FVOCI[1]	93	343	—	436	—	—	—	—
Investments in associates[2]	—	—	90	90	—	—	79	79
Financing derivatives	—	1,050	2	1,052	—	1,544	1	1,545
Commodity contract derivatives	—	33	68	101	—	8	61	69
Further Acquisition Agreement derivative[3]	—	—	—	—	—	—	110	110
	1,404	1,426	222	3,052	2,406	1,862	256	4,524
Liabilities
Financing derivatives	—	(868)	(216)	(1,084)	—	(725)	(220)	(945)
Commodity contract derivatives	—	(32)	(67)	(99)	—	(54)	(62)	(116)
Liabilities held at fair value[4]	(667)	—	—	(667)	—	—	—	—
	(667)	(900)	(283)	(1,850)	—	(779)	(282)	(1,061)
	737	526	(61)	1,202	2,406	1,083	(26)	3,463

1.	The available-for-sale investments have been reclassified, with the adoption of IFRS 9 (see notes 15 and 37).

2.	Our Level 3 investments include investments relating to Sunrun Neptune 2016 LLC accounted for at fair value.

3.
The Group is party to the Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) which contain put and call options over the equity and loan balances it holds in Cadent (through its investment in Quadgas). These are classified within the disposal group as at 31 March 2019 (see note 10).

4.	On adoption of IFRS 9 the Group elected to change the measurement basis to fair value through profit and loss (see notes 21 and 37).

Disclosure of fair value measurement of liabilities
The changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3,4]		Total
	2019	2018	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(219)	(465)	(1)	(16)	194	46	(26)	(435)
Net gains/(losses) for the year[1,2]	4	15	(16)	8	15	110	3	133
Purchases	—	—	44	27	57	41	101	68
Settlements	1	231	(26)	(20)	(4)	(3)	(29)	208
Reclassification to held for sale[3]	—	—	—	—	(110)	—	(110)	—
At 31 March	(214)	(219)	1	(1)	152	194	(61)	(26)

1.
Gain of £4 million (2018: £15 million gain) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the income statement.

2.	Loss of £21 million (2018: £35 million gain) is attributable to commodity contract derivative financial instruments held at the end of the reporting period.

3.
The Group is party to the Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) which contain put and call options over 14% and 25% respectively, of the equity and loan balances it holds in Cadent (through its investment in Quadgas). These were classified to held for sale as at 31 March 2019 (see note 10). The fair value was £110 million as at 31 March 2018.

4.	Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by the National Grid Partners accounted for at fair value through profit and loss.

	2019				2018
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Available-for-sale investments[1]	—	—	—	—	2,406	310	5	2,721
Investments held at FVTPL[1]	1,311	—	62	1,373	—	—	—	—
Investments held at FVOCI[1]	93	343	—	436	—	—	—	—
Investments in associates[2]	—	—	90	90	—	—	79	79
Financing derivatives	—	1,050	2	1,052	—	1,544	1	1,545
Commodity contract derivatives	—	33	68	101	—	8	61	69
Further Acquisition Agreement derivative[3]	—	—	—	—	—	—	110	110
	1,404	1,426	222	3,052	2,406	1,862	256	4,524
Liabilities
Financing derivatives	—	(868)	(216)	(1,084)	—	(725)	(220)	(945)
Commodity contract derivatives	—	(32)	(67)	(99)	—	(54)	(62)	(116)
Liabilities held at fair value[4]	(667)	—	—	(667)	—	—	—	—
	(667)	(900)	(283)	(1,850)	—	(779)	(282)	(1,061)
	737	526	(61)	1,202	2,406	1,083	(26)	3,463

1.	The available-for-sale investments have been reclassified, with the adoption of IFRS 9 (see notes 15 and 37).

2.	Our Level 3 investments include investments relating to Sunrun Neptune 2016 LLC accounted for at fair value.

3.
The Group is party to the Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) which contain put and call options over the equity and loan balances it holds in Cadent (through its investment in Quadgas). These are classified within the disposal group as at 31 March 2019 (see note 10).

4.	On adoption of IFRS 9 the Group elected to change the measurement basis to fair value through profit and loss (see notes 21 and 37).

Sensitivity analysis for types of market risk
The impacts on a post-tax basis of reasonably possible changes in significant Level 3 assumptions are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices[1]	—	—	(1)	(1)	—	—
10% decrease in commodity prices[1]	—	—	2	3	—	—
+10% market area price change	—	—	(10)	(6)	—	—
-10% market area price change	—	—	10	5	—	—
+20 basis points change in Limited Price Inflation (LPI) market curve[2]	(88)	(84)	—	—	—	—
-20 basis points change in LPI market curve[2]	83	82	—	—	—	—
+50 basis points change in discount rate	—	—	—	—	(3)	(5)
-50 basis points change in discount rate	—	—	—	—	3	6

1.	Level 3 commodity price sensitivity is included within the sensitivity analysis disclosed in note 35.

2.	A reasonably possible change in assumption of other Level 3 derivative financial instruments is unlikely to result in a material change in fair values.

3.	The investments acquired in the period were on market terms, and sensitivity is considered insignificant at 31 March 2019.